Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

	As of September 30,
	2025	2024
Cost
Office equipment	$30,212	$30,672
Vehicle	459,487	319,574
Leasehold improvement	56,459	10,385
	546,158	360,631

Less: accumulated depreciation and amortization	(323,892)	(274,824)
Property and equipment, net	$222,266	$85,807